Schedule of main assumptions for intangible asstes impairment (Details)	12 Months Ended
Dec. 31, 2021
Packaging [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2031 + perpetuity
Gross Margin	Gross margin updated based on historical data, impacts of business restructuring and market trends
Cost atualization	Cost based on historical data of each product and impacts of business restructuring
Perpetual growth rate	1% growth.
Packaging [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	7.00%
Description of discount rates applied to cash flow projections	5.87%
Packaging [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	9.50%
Description of discount rates applied to cash flow projections	6.40%
Mining [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2064
Gross Margin	It reflects projection of costs due to the progress of the mining plan as well as startup and project ramp up. Prices and exchange rates projected according to sectoral reports.
Cost atualization	Update of costs based on historical data, progress of the mining plan as well as startup and project ramp up
Perpetual growth rate	Without perpetuity
Other Steel [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2031 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Updated costs based on historical data and market trends
Perpetual growth rate	Without growth
Flat Steel [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2031 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Updated costs based on historical data and market trends
Perpetual growth rate	Without growth
Flat Steel 1 [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2034 + perpetuity
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Updated costs based on historical data and market trends
Perpetual growth rate	Without growth
Logistic [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	Until 2027
Gross Margin	Estimated based on market study to capture cargo and operating costs according to market trend studies
Cost atualization	Study-based costs and market trends
Perpetual growth rate	Without perpetuity
Cement [Member]
IfrsStatementLineItems [Line Items]
Measurement of recoverable value	Discounted Cash Flow
Cash flow projection	by 2050
Gross Margin	Gross margin updated based on historical data and market trends
Cost atualization	Study-based costs and market trends
Perpetual growth rate	Without perpetuity
Packaging 1 [Member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	922.00%